Farmers New World Life Insurance
Company
Legal Department
3120 139th Avenue SE, Suite 300
Bellevue, Washington 98005
Garrett B. Paddor
General Counsel & Corporate
May 5, 2020	Secretary
Direct: 206/275-8152
Mobile: 213/321-3776
VIA EDGAR	Email:
garrett.paddor@farmersinsurance.com

Securities and Exchange Commission
100 F Street NE
Washington DC 20549

RE: Farmers New World Life Insurance Company

Farmers Annuity Separate Account A

Post-Effective Amendment No. 25 to Form N-4 (File No. 333-85183) Farmers Variable Annuity

Commissioners:

On behalf of Farmers New World Life Insurance Company (the "Company") and Farmers Annuity Separate Account A (the "Separate Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the "Amendment") to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2020.

Sincerely yours,

/s/Garrett B. Paddor

Garrett B. Paddor

General Counsel & Corporate Secretary

Farmers New World Life Insurance Company